1342670

FORM D

05069794

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED OCT 2 5 2005 185

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Commercial Paper Program

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
CentreStar Capital No. 1, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o Deutsche International Corporate Services (Delaware) LLC, 1011 Centre Road, Suite 200, Wilmington, Delaware 19805	(302) 626-3392
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	**Telephone Number (Including Area Code)**
Same as above	Same as above

Brief Description of Business
Issuing commercial paper notes and using proceeds to buy certain specified discounted notes from CentreStar Assets Limited and CentreStar Securities Limited.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

PROCESSED OCT 2 8 2005 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 9 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

1. GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Sole Member

Full Name (Last name first, if individual)

CentreStar Assets Limited

Business or Residence Address (Number and Street, City, State, Zip Code)

5 Harbourmaster Place, Dublin 1, Republic of Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Manager for provision of corporate services

Full Name (Last name first, if individual)

Deutsche International Corporate Services (Delaware) LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1011 Centre Road, Suite 200, Wilmington, Delaware 19805

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Manager for the provision of transaction management services

Full Name (Last name first, if individual)

Deutsche Bank International Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 727, St. Paul's Gate, New Street, St. Helier, Jersey, JE4 8ZB

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2. What is the minimum investment that will be accepted from any individual?	$250,000	
3. Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Citigroup Global Markets Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
390-388 Greenwich Street, 4th Floor, New York, NY 10013-2396

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Merrill Lynch Money Markets Inc. ("MLMM")*

Business or Residence Address (Number and Street, City, State, Zip Code)
4 World Financial Center, New York, NY 10281

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

*Pursuant to Section 3(a)(10) of the Securities Exchange Act of 1934, the commercial paper notes are not deemed to be securities, and therefore MLMM is not required to register as a broker-dealer.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$10,000,000,000	$ 0
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ________)	$	$
Total	$10,000,000,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	*	$ 0
Non-accredited investors	N/A	$ N/A
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	----	$ ----
Regulation A	----	$ ----
Rule 504	----	$ ----
Total	0.00	$ 0.00

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ **
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☒	$ **
Other Expenses (identify) Compensation for services provided by issuing and paying agent, and other fees and charges.	☒	$ **
Total	☒	$ **

* See Schedule I
** See Schedule II

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $10,000,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☒	$10,000,000,000
Other (specify):	☐	$	☐	$
	☐	$	☐	$
Column Totals	☐	$ 0.00	☒	$10,000,000,000
Total Payments Listed (column totals added)		☒ $ 10,000,000,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CentreStar Capital No. 1, LLC	Elizabeth B Ferry	October 24, 2005

Name of Signer (Print or Type)	Title of Signer (Print or Type)
Elizabeth B. Ferry, signing on behalf of Deutsche International Corporate Services (Delaware) LLC, as Manager, signing on behalf of CentreStar Capital No. 1, LLC	Assistant Vice President of Deutsche International Corporate Services (Delaware) LLC

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

Schedule I

The securities offered are short-term commercial paper notes (the "Notes") having maturities not exceeding 270 days and will be sold in minimum denominations of $250,000 and $1,000 increments thereafter. The maximum amount of Notes authorized to be outstanding at any one time is $10,000,000,000. The Notes are being offered on a continuous basis to or through the dealers as agent of the issuer. The Notes typically are offered and sold to investors or dealers at par (without paying any sales commissions or deducting any discounts). Depending upon market conditions, however, sales commissions will be paid to dealers and Notes may be sold less a discount from the purchase price. Since it is impracticable for the Issuer to estimate whether any such commissions will be paid or discounts deducted over the life of the commercial paper program, for purposes of the Form D, it has assumed that all Notes will be sold at par. It is also not practicable for the issuer to determine the aggregate offering price outstanding at any particular time or the number of investors who beneficially own the Notes at any given time. The Notes will be issued in either certificated or book-entry form.

Schedule II

The Notes typically are offered and sold to investors or dealers at par (without paying any sales commissions or deducting any discounts). Depending upon market conditions, however, sales commissions will be paid to dealers and Notes may be sold less a discount from the purchase price. For purposes of the Form D, the issuer has assumed that all Notes will be sold at par, since it is not practicable for the issuer to estimate whether any such sales commissions will be paid or discounts deducted over the life of the commercial paper program. Legal fees, and sales commissions, if paid to dealers, will not be deducted from the proceeds of the sale of the Notes. In addition, any compensation for services provided by JPMorgan Chase Bank, National Association, as issuing and paying agent ("JPMorgan"), and reimbursement for any fees or charges imposed by DTC with respect to services provided in connection with notes issued in book-entry form, will be paid by the issuer to JPMorgan but will not be deducted from the proceeds of the sale of the Notes.